Share-Based Payment (Details) - Schedule of stock options activities - Stock options [Member]	12 Months Ended
Jun. 30, 2022 USD ($) $ / shares shares
Share-Based Payment (Details) - Schedule of stock options activities [Line Items]
Number of stock options Outstanding at beginning (in Shares) | shares	1,430,490
Weighted Average Exercise Price Outstanding at beginning	$ 3.09
Weighted Average Grant-date Fair Value Outstanding at beginning	$ 1.35
Weighted Average Remaining Contractual Life Outstanding at beginning	4 years 4 months 24 days
Aggregate Intrinsic Value Outstanding at beginning (in Dollars) | $	$ 1,949,145
Number of stock options Granted (in Shares) | shares	4,090,300
Weighted Average Exercise Price Granted	$ 2.36
Weighted Average Grant-date Fair Value Granted	$ 1.07
Weighted Average Remaining Contractual Life Granted
Aggregate Intrinsic Value Granted (in Dollars) | $
Number of stock options Exercised (in Shares) | shares	(1,443)	[1]
Weighted Average Exercise Price Exercised	$ 2.68	[1]
Weighted Average Grant-date Fair Value Exercised	$ 1.02	[1]
Weighted Average Remaining Contractual Life Exercised		[1]
Aggregate Intrinsic Value Exercised (in Dollars) | $		[1]
Number of stock options Forfeited or expired (in Shares) | shares	(833,674)
Weighted Average Exercise Price Forfeited or expired	$ 2.73
Weighted Average Grant-date Fair Value Forfeited or expired	$ 1.23
Weighted Average Remaining Contractual Life Forfeited or expired
Aggregate Intrinsic Value Forfeited or expired (in Dollars) | $
Number of stock options Outstanding at end (in Shares) | shares	4,685,673
Weighted Average Exercise Price Outstanding at end	$ 2.52
Weighted Average Grant-date Fair Value Outstanding at end	$ 1.13
Weighted Average Remaining Contractual Life Outstanding at end	4 years 1 month 6 days
Aggregate Intrinsic Value Outstanding at end (in Dollars) | $
Number of stock options Outstanding and exercisable (in Shares) | shares	555,842
Weighted Average Exercise Price Outstanding and exercisable	$ 3.34
Weighted Average Grant-date Fair Value Outstanding and exercisable	$ 1.55
Weighted Average Remaining Contractual Life and exercisable
Aggregate Intrinsic Value Outstanding and exercisable (in Dollars) | $
Number of stock options Vested and expected to vest (in Shares) | shares	3,167,351
Weighted Average Exercise Price Vested and expected to vest	$ 2.64
Weighted Average Grant-date Fair Value Vested and expected to vest	$ 0.15
Weighted Average Remaining Contractual Life Vested and expected to vest	4 years 1 month 6 days
Aggregate Intrinsic Value Vested and expected to vest (in Dollars) | $

[1]	During the year ended June 30, 2022, 1,443 share options were exercised and 1,443 common shares were issued.